iShares
®
International Equity Factor ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  — 6.7%
AGL Energy Ltd. ......................... 1,044,376 $ 7,236,439
ANZ Group Holdings Ltd. ................... 162,227 4,308,994
Aristocrat Leisure Ltd. ...................... 77,894 2,679,980
ASX Ltd. .............................. 54,388 2,380,724
Aurizon Holdings Ltd. ...................... 3,630,353 10,967,365
BHP Group Ltd. .......................... 775,194 30,681,669
BlueScope Steel Ltd. ...................... 350,308 7,615,338
Brambles Ltd. ........................... 480,413 7,827,116
Cochlear Ltd. ........................... 4,559 310,200
Coles Group Ltd. ......................... 454,312 7,240,823
Commonwealth Bank of Australia .............. 190,020 23,934,277
Computershare Ltd. ....................... 106,149 2,332,008
Endeavour Group Ltd. ..................... 294,812 713,740
Fortescue Ltd. ........................... 548,122 7,900,121
Goodman Group ......................... 120,088 2,601,796
IGO Ltd.
(a)
.............................. 108,225 595,486
JB Hi-Fi Ltd. ............................ 254,469 14,211,306
Macquarie Group Ltd. ...................... 14,359 2,466,764
Origin Energy Ltd. ........................ 966,249 8,448,986
Pro Medicus Ltd. ......................... 30,396 2,983,295
Qantas Airways Ltd. ....................... 356,961 2,182,599
Regis Resources Ltd. ...................... 1,392,429 7,139,744
Rio Tinto Ltd. ........................... 229,509 28,112,455
Scentre Group ........................... 467,869 1,257,253
South32 Ltd. ............................ 282,961 838,568
Stockland .............................. 1,874,357 5,496,923
Telstra Group Ltd. ........................ 2,770,176 10,638,923
Ventia Services Group Pty Ltd. ................ 996,336 3,835,576
Wesfarmers Ltd. ......................... 118,751 6,308,332
Westpac Banking Corp. .................... 65,261 1,825,785
Whitehaven Coal Ltd. ...................... 1,037,966 6,342,626
Woolworths Group Ltd. ..................... 298,384 7,409,021
Xero Ltd.
(a)
............................. 10,009 587,811
229,412,043
a
Austria  — 0.7%
ANDRITZ AG ........................... 33,222 2,822,894
BAWAG Group AG
(b)
....................... 34,306 5,874,929
OMV AG .............................. 46,509 3,283,074
Raiffeisen Bank International AG .............. 125,722 6,857,584
Verbund AG ............................ 66,270 5,000,286
voestalpine AG .......................... 20,145 1,041,557
24,880,324
a
Belgium  — 0.4%
Ageas SA/N.V. .......................... 161,057 12,621,172
Syensqo SA ............................ 29,873 1,981,751
14,602,923
a
Canada  — 7.4%
Agnico Eagle Mines Ltd. .................... 21,930 4,123,812
Bank of Montreal ......................... 22,025 3,353,812
Barrick Mining Corp. ....................... 204,093 8,018,878
BCE, Inc. .............................. 254,489 6,047,709
Bombardier, Inc., Class B
(a)(c)
................. 6,687 1,420,941
Canadian Imperial Bank of Commerce .......... 42,045 4,691,545
Canadian National Railway Co. ............... 25,163 2,826,311
Canadian Natural Resources Ltd. .............. 235,846 11,257,964
Celestica, Inc.
(a)
.......................... 17,809 7,311,608
CGI, Inc. .............................. 113,800 7,448,712
Constellation Software, Inc. .................. 165 300,506
Dollarama, Inc. .......................... 35,847 4,581,322
Enbridge, Inc. ........................... 20,213 1,121,101
Security Shares Value
a
Canada (continued)
Fairfax Financial Holdings Ltd. ................ 4,200 $ 7,268,240
Imperial Oil Ltd. .......................... 43,881 5,878,151
Kinross Gold Corp. ........................ 364,329 11,037,022
Loblaw Companies Ltd. .................... 571,334 26,338,525
Magna International, Inc. .................... 17,062 1,085,884
Manulife Financial Corp. .................... 532,159 20,924,366
Metro, Inc., Class A ....................... 21,758 1,458,596
Nutrien Ltd. ............................. 148,658 11,299,693
Pan American Silver Corp. ................... 60,339 3,155,126
Power Corp. of Canada .................... 121,874 6,799,140
Royal Bank of Canada ..................... 203,914 36,675,547
Shopify, Inc., Class A
(a)
..................... 85,710 10,382,052
Sun Life Financial, Inc. ..................... 12,867 927,076
Suncor Energy, Inc. ....................... 292,093 20,015,472
Thomson Reuters Corp.
(a)
................... 113,634 10,870,248
Toronto-Dominion Bank (The) ................ 55,203 5,946,814
Wheaton Precious Metals Corp. ............... 64,089 8,095,403
250,661,576
a
China  — 0.3%
Trip.com Group Ltd.
(a)
...................... 84,150 4,544,013
Xiaomi Corp., Class B
(a)(b)
................... 1,764,200 6,619,631
11,163,644
a
Denmark  — 2.2%
AL Sydbank ............................ 139,889 11,930,804
AP Moller - Maersk A.S., Class B, NVS .......... 3,706 8,780,225
Carlsberg A.S., Class B .................... 33,645 4,555,997
Genmab A.S.
(a)
.......................... 5,712 1,512,403
ISS A.S. ............................... 280,103 10,275,469
NKT A.S.
(a)
............................. 52,935 7,819,152
Novo Nordisk A.S., Class B .................. 518,292 22,046,034
Pandora A.S. ........................... 100,583 7,654,261
74,574,345
a
Finland  — 1.1%
Hiab OYJ .............................. 98,772 5,871,537
Kone OYJ, Class B ....................... 69,151 4,398,820
Konecranes OYJ ......................... 322,863 10,603,787
Mandatum OYJ .......................... 111,402 890,977
Nokia OYJ ............................. 350,417 4,452,596
Orion OYJ, Class B ....................... 70,574 5,701,556
Wartsila OYJ Abp ......................... 151,030 6,342,832
38,262,105
a
France  — 7.6%
Air Liquide SA ........................... 20,409 4,390,795
Airbus SE .............................. 11,760 2,424,434
Amundi SA
(b)
............................ 15,592 1,507,064
AXA SA ............................... 95,178 4,588,082
BNP Paribas SA ......................... 27,326 2,869,816
Bouygues SA ........................... 115,064 6,804,856
Capgemini SE ........................... 6,704 815,316
Carrefour SA ............................ 301,180 5,991,483
Christian Dior SE, NVS ..................... 6,103 3,057,816
Cie de Saint-Gobain SA .................... 92,963 8,517,250
Credit Agricole SA ........................ 757,903 14,803,443
Danone SA ............................. 45,587 3,571,651
Dassault Aviation SA ...................... 7,366 2,575,874
Dassault Systemes SE ..................... 43,048 970,027
Edenred SE ............................ 14,324 358,731
Eiffage SA ............................. 57,092 9,204,847
Engie SA .............................. 618,211 20,377,800
EssilorLuxottica SA ....................... 15,725 3,328,503
FDJ UNITED ............................ 221,573 6,019,490

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
International Equity Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
France (continued)
Gaztransport Et Technigaz SA ................ 9,571 $ 2,328,568
Gecina SA ............................. 35,825 3,028,796
Hermes International SCA ................... 778 1,488,393
Klepierre SA ............................ 255,401 10,347,878
Legrand SA ............................ 5,096 913,017
L'Oreal SA ............................. 39,645 17,074,663
LVMH Moet Hennessy Louis Vuitton SE .......... 22,558 12,050,691
Publicis Groupe SA ....................... 52,746 4,928,443
Renault SA ............................. 28,944 1,016,780
Rexel SA .............................. 76,468 3,234,081
Safran SA .............................. 38,927 12,499,948
Sanofi SA .............................. 120,136 11,241,901
Schneider Electric SE ...................... 51,604 16,420,844
SCOR SE .............................. 27,955 1,043,079
Societe Generale SA ...................... 138,271 11,130,817
Technip Energies N.V. ..................... 7,257 343,311
TotalEnergies SE ......................... 299,574 27,852,454
Unibail - Rodamco -Westfield .................. 104,006 12,627,101
Valeo SE .............................. 27,196 342,325
Vinci SA ............................... 38,313 5,793,778
257,884,146
a
Germany  — 7.0%
adidas AG ............................. 24,263 4,198,895
Allianz SE, Registered ..................... 33,473 15,288,202
Aumovio SE
(a)
........................... 37,490 1,625,885
Auto1 Group SE
(a)(c)
....................... 27,481 586,980
BASF SE .............................. 115,473 7,406,041
Bayer AG, Registered ...................... 53,503 2,398,951
Bayerische Motoren Werke AG ............... 123,420 11,294,553
Bilfinger SE ............................. 63,907 7,370,451
Commerzbank AG ........................ 200,163 8,273,513
Deutsche Bank AG, Registered ............... 355,245 11,037,117
Deutsche Boerse AG ...................... 35,761 10,971,393
Deutsche Telekom AG, Registered ............. 384,493 12,419,369
E.ON SE .............................. 462,531 10,254,424
flatexDEGIRO SE ........................ 223,304 7,989,753
Freenet AG ............................. 27,934 889,692
GEA Group AG .......................... 106,474 7,280,861
Hannover Rueck SE ....................... 1,455 439,632
Heidelberg Materials AG .................... 34,409 7,592,108
HOCHTIEF AG .......................... 25,962 13,963,115
Mercedes-Benz Group AG ................... 188,230 10,971,946
Muenchener Rueckversicherungs -Gesellschaft AG in
Muenchen , Registered ................... 19,006 11,368,853
Nordex SE
(a)(c)
........................... 123,052 7,016,722
QIAGEN N.V. ........................... 63,921 2,180,444
Rheinmetall AG .......................... 1,961 3,127,422
SAP SE ............................... 120,461 20,224,566
Siemens AG, Registered .................... 80,812 24,014,180
Siemens Energy AG ....................... 91,264 19,340,828
239,525,896
a
Hong Kong  — 1.8%
AIA Group Ltd. .......................... 1,219,200 13,385,308
CK Asset Holdings Ltd. ..................... 630,000 3,968,528
CK Hutchison Holdings Ltd. .................. 661,500 5,523,648
CLP Holdings Ltd. ........................ 772,000 7,423,028
HKT Trust & HKT Ltd., Class SS ............... 1,641,000 2,661,949
Hong Kong Exchanges & Clearing Ltd. .......... 38,800 2,066,593
Hongkong Land Holdings Ltd. ................ 66,800 528,123
Jardine Matheson Holdings Ltd. ............... 113,800 7,758,006
PCCW Ltd. ............................. 8,788,000 6,792,234
Swire Properties Ltd. ...................... 536,200 1,711,459
WH Group Ltd.
(b)
......................... 7,958,500 9,673,146
Security Shares Value
a
Hong Kong (continued)
Wharf Real Estate Investment Co. Ltd. .......... 341,000 $ 1,067,839
62,559,861
a
Ireland  — 0.7%
AIB Group PLC .......................... 1,744,657 20,109,870
Bank of Ireland Group PLC .................. 150,019 2,954,983
23,064,853
a
Italy  — 4.3%
A2A SpA .............................. 3,811,759 10,854,865
Banca Generali SpA ....................... 113,260 7,428,868
Banca Mediolanum SpA .................... 323,587 7,092,503
Banca Monte dei Paschi di Siena SpA ........... 1,241,622 13,235,332
Banco BPM SpA ......................... 323,715 4,716,861
BPER Banca SpA ........................ 379,625 5,603,940
De' Longhi SpA .......................... 67,968 2,643,022
Enel SpA .............................. 1,114,244 13,009,561
Eni SpA ............................... 393,945 11,139,348
Generali ............................... 39,365 1,764,023
Hera SpA .............................. 851,257 4,017,063
Intesa Sanpaolo SpA ...................... 1,431,255 9,724,275
Iveco Group N.V. ......................... 15,106 247,790
Poste Italiane SpA
(b)
....................... 191,455 5,081,967
Prysmian SpA ........................... 9,877 1,502,382
Saipem SpA ............................ 2,980,380 16,147,857
Snam SpA ............................. 296,489 2,337,940
Terna - Rete Elettrica Nazionale ............... 166,210 1,999,217
UniCredit SpA ........................... 324,590 25,085,083
Unipol Assicurazioni SpA .................... 165,138 4,314,825
147,946,722
a
Japan  — 23.6%
77 Bank Ltd. (The) ........................ 233,100 4,487,402
Advantest Corp. .......................... 87,300 16,300,528
Ajinomoto Co., Inc. ........................ 39,500 1,269,546
ALSOK Co. Ltd. .......................... 662,100 5,022,157
Amada Co. Ltd. .......................... 170,800 2,888,154
Asics Corp. ............................. 575,800 16,351,344
Astellas Pharma, Inc. ...................... 99,500 1,410,088
Azbil Corp. ............................. 576,400 5,129,815
Canon Marketing Japan, Inc. ................. 276,300 6,288,373
Canon, Inc. ............................. 199,700 5,137,592
Capcom Co. Ltd. ......................... 17,300 365,265
Chugai Pharmaceutical Co. Ltd. ............... 96,600 5,151,616
Citizen Watch Co. Ltd. ..................... 210,400 2,437,710
Coca-Cola Bottlers Japan Holdings, Inc. ......... 225,700 4,926,172
Credit Saison Co. Ltd. ...................... 80,600 2,232,525
Dai Nippon Printing Co. Ltd. ................. 190,900 3,615,862
Daicel Corp. ............................ 501,100 3,929,042
Dai-Dan Co. Ltd. ......................... 322,500 5,759,860
Daido Steel Co. Ltd. ....................... 23,400 273,568
Daiichi Life Group, Inc. ..................... 714,800 6,544,479
Daiichi Sankyo Co. Ltd. ..................... 360,300 5,852,743
Daito Trust Construction Co. Ltd. .............. 119,500 2,687,916
Daiwa Securities Group, Inc. ................. 1,090,500 10,264,730
Dexerials Corp. .......................... 156,400 2,440,907
Disco Corp. ............................. 10,100 4,805,402
Ebara Corp. ............................ 175,400 6,000,068
ENEOS Holdings, Inc. ..................... 352,700 2,962,145
Fast Retailing Co. Ltd. ..................... 29,300 13,792,834
Food & Life Companies Ltd. ................. 12,400 721,321
Fuji Electric Co. Ltd. ....................... 18,200 1,529,615
FUJIFILM Holdings Corp. ................... 224,300 4,127,933
Fujikura Ltd. ............................ 324,000 12,500,887
Fujitsu Ltd. ............................. 271,000 5,439,334

iShares
®
International Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
Furukawa Electric Co. Ltd. ................... 28,000 $ 7,604,427
Gunma Bank Ltd. (The) .................... 192,200 2,631,704
Hirose Electric Co. Ltd. ..................... 22,100 3,072,334
Hitachi Ltd. ............................. 632,300 20,106,094
Hokuhoku Financial Group, Inc. ............... 287,600 10,964,155
Honda Motor Co. Ltd. ...................... 415,400 3,370,736
Hoya Corp. ............................. 44,400 8,291,421
IHI Corp. .............................. 103,700 1,894,139
Isetan Mitsukoshi Holdings Ltd. ............... 199,900 3,798,716
ITOCHU Corp. .......................... 938,300 11,628,445
Iyogin Holdings, Inc. ....................... 233,000 4,490,232
Japan Post Bank Co. Ltd. ................... 516,800 8,868,428
Japan Post Holdings Co. Ltd. ................. 293,000 3,397,937
Japan Post Insurance Co. Ltd. ................ 417,200 4,067,955
Japan Real Estate Investment Corp. ............ 10,857 8,309,777
Kamigumi Co. Ltd. ........................ 218,500 7,221,504
Kandenko Co. Ltd. ........................ 113,800 4,964,128
Kawasaki Heavy Industries Ltd. ............... 52,600 1,081,372
KDDI Corp. ............................. 23,300 381,293
Keyence Corp. .......................... 4,300 1,972,263
Kioxia Holdings Corp.
(a)
..................... 29,200 7,065,190
Kirin Holdings Co. Ltd. ..................... 38,100 600,801
Kobe Steel Ltd. .......................... 126,700 1,561,454
Kokuyo Co. Ltd. .......................... 658,000 3,277,493
Komatsu Ltd. ........................... 171,100 7,326,160
Konami Group Corp. ...................... 52,200 6,267,819
Kyowa Kirin Co. Ltd. ....................... 46,200 696,044
Kyushu Electric Power Co., Inc. ............... 323,300 3,495,494
Marubeni Corp. .......................... 153,100 5,958,816
Mazda Motor Corp. ....................... 111,600 718,360
Mitsubishi Electric Corp. .................... 229,600 9,214,072
Mitsubishi Estate Co. Ltd. ................... 189,600 5,403,263
Mitsubishi Gas Chemical Co., Inc. ............. 30,800 867,165
Mitsubishi Heavy Industries Ltd. ............... 490,200 14,630,449
Mitsubishi UFJ Financial Group, Inc. ............ 1,634,200 29,354,865
Mitsui & Co. Ltd. ......................... 229,000 8,598,013
Mitsui E&S Co. Ltd. ....................... 68,600 2,474,008
Mitsui Fudosan Co. Ltd. .................... 94,400 1,033,871
Mitsui Kinzoku Co. Ltd. ..................... 23,400 6,429,348
Mizuho Financial Group, Inc. ................. 634,200 27,272,300
Modec , Inc. ............................. 70,000 5,787,651
MS&AD Insurance Group Holdings, Inc. ......... 391,800 10,074,771
NEC Corp. ............................. 186,800 4,968,882
Nexon Co. Ltd. .......................... 139,500 2,355,106
NHK Spring Co. Ltd. ....................... 64,200 1,173,006
Nintendo Co. Ltd. ......................... 142,200 6,956,266
Nippon Electric Glass Co. Ltd. ................ 170,500 8,900,509
Nippon Gas Co. Ltd. ....................... 25,400 436,032
Nippon Steel Corp. ........................ 227,700 838,277
Nishi-Nippon Financial Holdings, Inc. ........... 16,500 414,300
Nissan Motor Co. Ltd.
(a)(c)
.................... 3,214,100 7,353,914
Nitto Denko Corp. ........................ 161,000 3,062,262
NOF Corp. ............................. 67,800 1,384,678
Nomura Holdings, Inc. ..................... 356,000 2,851,498
Nomura Real Estate Holdings, Inc. ............. 1,289,000 8,409,755
Nomura Real Estate Master Fund, Inc. .......... 568 585,578
Nomura Research Institute Ltd. ............... 155,600 4,199,603
Olympus Corp. .......................... 173,200 1,703,511
ORIX Corp. ............................. 104,700 3,523,835
Orix JREIT, Inc. .......................... 2,512 1,591,712
Otsuka Corp. ........................... 158,700 2,938,213
Otsuka Holdings Co. Ltd. ................... 87,900 6,406,342
Panasonic Holdings Corp. ................... 202,400 4,140,255
Persol Holdings Co. Ltd. .................... 358,000 532,854
Security Shares Value
a
Japan (continued)
Recruit Holdings Co. Ltd. ................... 282,300 $ 13,077,537
Ricoh Co. Ltd. ........................... 522,500 4,406,308
Ryohin Keikaku Co. Ltd. .................... 93,400 2,157,886
Sankyo Co. Ltd. .......................... 496,300 5,871,248
Sanrio Co. Ltd. .......................... 842,600 4,910,342
Santen Pharmaceutical Co. Ltd. ............... 802,900 8,274,268
Sanwa Holdings Corp. ..................... 292,800 6,697,105
SBI Holdings, Inc. ........................ 165,100 3,331,390
SCREEN Holdings Co. Ltd. .................. 100,700 6,676,513
Sega Sammy Holdings, Inc. .................. 66,200 959,745
Shimamura Co. Ltd. ....................... 100,600 2,103,825
Shionogi & Co. Ltd. ....................... 55,100 1,113,182
Socionext , Inc. .......................... 193,500 2,354,750
SoftBank Group Corp. ..................... 351,100 11,993,157
Sompo Holdings, Inc. ...................... 154,100 5,734,894
Sony Group Corp. ........................ 567,700 11,374,056
Subaru Corp. ........................... 556,000 8,281,734
Sumitomo Corp. ......................... 143,700 5,343,078
Sumitomo Electric Industries Ltd. .............. 119,000 7,834,272
Sumitomo Mitsui Financial Group, Inc. ........... 695,000 24,539,790
Sumitomo Pharma Co. Ltd.
(a)(c)
................ 440,400 4,861,959
Sumitomo Realty & Development Co. Ltd. ........ 59,200 1,835,176
Suzuken Co. Ltd. ......................... 169,800 6,010,270
Taisei Corp. ............................ 4,800 520,516
Takeda Pharmaceutical Co. Ltd. ............... 218,600 7,308,406
TIS, Inc. ............................... 162,000 3,530,794
Toho Gas Co. Ltd. ........................ 461,400 3,464,501
Tokio Marine Holdings, Inc. .................. 313,400 14,352,708
Tokyo Electron Ltd. ....................... 50,300 14,822,536
Tokyo Gas Co. Ltd. ....................... 125,900 5,346,956
Tokyo Ohka Kogyo Co. Ltd. .................. 75,300 4,426,872
Tokyo Tatemono Co. Ltd. .................... 372,600 8,573,814
TOPPAN Holdings, Inc. ..................... 189,000 5,617,752
Toyo Suisan Kaisha Ltd. .................... 14,600 1,006,253
Toyoda Gosei Co. Ltd. ..................... 86,300 2,546,448
Toyota Motor Corp. ....................... 1,203,500 23,101,673
Trend Micro, Inc. ......................... 75,900 2,641,924
USS Co. Ltd. ............................ 1,021,400 11,058,561
Yamaguchi Financial Group, Inc. .............. 221,700 3,809,464
Yamato Kogyo Co. Ltd. ..................... 27,100 2,068,589
Yamazaki Baking Co. Ltd. ................... 386,900 8,092,812
Yokogawa Electric Corp. .................... 254,700 8,868,074
Zensho Holdings Co. Ltd. ................... 35,500 1,956,582
806,455,508
a
Netherlands  — 4.7%
ABN AMRO Bank N.V., CVA ................. 645,843 22,486,197
Adyen N.V.
(a)(b)
........................... 5,848 6,599,207
Akzo Nobel N.V. ......................... 93,294 5,476,052
ASM International N.V. ..................... 2,764 2,703,954
ASML Holding N.V. ....................... 50,171 72,524,469
CSG N.V.
(a)
............................. 43,576 943,747
EXOR N.V. ............................. 24,555 1,926,177
ING Groep N.V. .......................... 335,359 9,705,751
Koninklijke Ahold Delhaize N.V. ............... 433,587 20,365,347
Koninklijke KPN N.V. ...................... 558,243 2,985,229
NN Group N.V. .......................... 8,602 752,966
Prosus N.V.
(a)
........................... 105,447 5,105,002
Randstad N.V.
(c)
.......................... 40,824 1,209,672
SBM Offshore N.V. ........................ 30,104 1,287,891
Signify N.V.
(b)
............................ 124,485 2,831,284
Wolters Kluwer N.V. ....................... 44,805 3,496,824
160,399,769
a

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
International Equity Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
New Zealand  — 0.2%
Contact Energy Ltd. ....................... 116,915 $ 656,142
Fisher & Paykel Healthcare Corp. Ltd. ........... 179,299 3,863,941
Fletcher Building Ltd.
(a)
..................... 271,169 447,942
4,968,025
a
Norway  — 1.4%
DNB Bank ASA .......................... 228,060 6,906,418
Equinor ASA ............................ 426,816 17,370,227
Kongsberg Gruppen ASA ................... 245,426 8,212,037
Norsk Hydro ASA ......................... 458,124 5,056,093
Orkla ASA .............................. 401,017 4,946,148
Yara International ASA ..................... 107,157 6,238,350
48,729,273
a
Poland  — 0.4%
Asseco Poland SA ........................ 36,350 1,833,634
Erste Bank Polska SA ...................... 10,167 1,732,530
LPP SA ............................... 824 4,982,245
Tauron Polska Energia SA
(a)
.................. 2,204,442 5,756,800
14,305,209
a
Portugal  — 0.1%
Galp Energia SGPS SA .................... 175,742 4,110,596
a
Singapore  — 1.8%
ComfortDelGro Corp. Ltd. ................... 4,730,600 5,507,673
DBS Group Holdings Ltd. ................... 195,300 9,005,413
NETLINK NBN TRUST ..................... 6,986,100 5,543,653
Oversea-Chinese Banking Corp. Ltd. ........... 429,000 7,401,365
Sembcorp Industries Ltd. ................... 374,200 1,963,780
Singapore Airlines Ltd. ..................... 1,581,200 7,831,253
Singapore Exchange Ltd. ................... 159,652 2,729,848
Singapore Technologies Engineering Ltd. ......... 416,400 3,528,772
Wilmar International Ltd. .................... 915,200 2,610,492
Yangzijiang Shipbuilding Holdings Ltd. ........... 4,111,900 14,023,485
60,145,734
a
Spain  — 3.5%
Acciona SA ............................. 20,629 6,004,741
ACS Actividades de Construccion y Servicios SA ... 36,262 5,226,610
Banco Bilbao Vizcaya Argentaria SA ............ 917,579 20,262,346
Banco de Sabadell SA ..................... 2,352,946 9,122,367
Banco Santander SA ...................... 1,165,707 14,224,326
CaixaBank SA ........................... 133,302 1,696,713
Endesa SA ............................. 201,814 9,045,643
Iberdrola SA ............................ 482,475 11,311,246
Indra Sistemas SA
(c)
....................... 5,863 337,207
Industria de Diseno Textil SA ................. 182,396 10,916,516
Naturgy Energy Group SA ................... 150,987 4,745,573
Repsol SA ............................. 712,460 19,137,500
Telefonica SA ........................... 1,300,668 5,869,288
Unicaja Banco SA
(b)
....................... 211,396 686,262
118,586,338
a
Sweden  — 2.5%
Alfa Laval AB ........................... 114,357 6,881,918
H & M Hennes & Mauritz AB, Class B ........... 336,218 6,034,339
Investor AB, Class B ....................... 334,314 13,568,321
Loomis AB ............................. 67,636 3,133,918
Mycronic AB ............................ 54,673 1,725,191
Nordea Bank Abp ........................ 967,780 18,198,993
Skandinaviska Enskilda Banken AB, Class A ...... 237,579 4,702,204
SSAB AB, Class B ........................ 1,107,733 10,085,676
Svenska Handelsbanken AB, Class A ........... 114,845 1,631,940
Tele2 AB, Class B ........................ 43,822 899,199
Telefonaktiebolaget LM Ericsson, Class B ........ 659,395 7,865,921
Security Shares Value
a
Sweden (continued)
Telia Co. AB ............................ 638,555 $ 3,337,756
Trelleborg AB, Class B ..................... 19,966 819,784
Volvo AB, Class B ........................ 216,429 7,544,008
86,429,168
a
Switzerland  — 7.9%
ABB Ltd., Registered ...................... 370,111 37,432,902
Adecco Group AG, Registered
(c)
............... 123,245 2,840,179
Alcon AG .............................. 76,947 5,744,270
Cie Financiere Richemont SA, Class A, Registered .. 61,515 11,805,791
Galderma Group AG ....................... 2,160 453,154
Geberit AG, Registered ..................... 1,841 1,244,075
Holcim AG
(a)
............................ 46,241 4,297,007
Julius Baer Group Ltd. ..................... 6,581 540,938
Kuehne + Nagel International AG, Registered ...... 10,365 2,434,395
Logitech International SA, Registered ........... 65,915 6,506,633
Nestle SA, Registered ..................... 333,680 33,781,644
Novartis AG, Registered .................... 476,952 70,488,579
Roche Holding AG, NVS .................... 85,794 34,961,041
Schindler Holding AG, Participation Certificates, NVS 15,558 5,439,365
SGS SA, Registered ....................... 39,791 4,311,356
Swiss Life Holding AG, Registered ............. 491 576,484
Swiss Re AG ............................ 13,595 2,190,000
Swissquote Group Holding SA, Registered ........ 5,280 2,672,149
UBS Group AG, Registered .................. 497,230 22,003,321
VZ Holding AG .......................... 37,138 7,245,431
Zurich Insurance Group AG .................. 20,260 14,125,678
271,094,392
a
United Kingdom  — 12.5%
Aberdeen Group PLC ...................... 2,429,230 6,865,211
Airtel Africa PLC
(b)
........................ 1,219,343 5,888,968
Anglo American PLC ...................... 34,059 1,685,407
AstraZeneca PLC ........................ 169,904 32,234,563
Aviva PLC ............................. 555,014 4,707,216
B&M European Value Retail PLC .............. 863,933 1,974,097
Babcock International Group PLC .............. 39,697 598,046
BAE Systems PLC ........................ 547,004 15,214,121
Balfour Beatty PLC ....................... 1,243,432 13,816,783
Barclays PLC ........................... 1,776,048 10,439,453
BP PLC ............................... 2,468,832 19,542,858
British American Tobacco PLC ................ 92,738 5,461,786
British Land Co. PLC (The) .................. 806,982 4,270,117
BT Group PLC .......................... 313,264 920,944
Burberry Group PLC
(a)
..................... 247,495 3,927,291
Carnival PLC ........................... 330,535 8,768,239
Centrica PLC ........................... 3,462,361 10,120,102
Coca-Cola HBC AG, Class DI
(a)
............... 199,669 11,646,474
Compass Group PLC ...................... 11,141 314,811
Diageo PLC ............................ 147,224 2,976,777
Drax Group PLC ......................... 844,179 10,150,058
Fresnillo PLC ........................... 87,629 3,869,413
Glencore PLC
(a)
.......................... 1,528,927 11,882,560
Greatland Resources Ltd.
(a)
.................. 36,898 361,093
GSK PLC .............................. 706,003 18,509,612
Hochschild Mining PLC ..................... 163,367 1,394,757
HSBC Holdings PLC ...................... 1,858,269 34,191,809
Imperial Brands PLC ...................... 80,100 3,043,210
Inchcape PLC ........................... 285,995 3,215,303
InterContinental Hotels Group PLC ............. 30,675 4,385,945
Investec PLC ........................... 1,014,620 8,684,250
JD Sports Fashion PLC .................... 586,674 538,570
Kingfisher PLC .......................... 1,545,532 6,077,503
Land Securities Group PLC .................. 709,512 5,708,936
Lion Finance Group PLC .................... 20,371 3,060,269

iShares
®
International Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United Kingdom (continued)
Lloyds Banking Group PLC .................. 2,441,427 $ 3,318,638
Marks & Spencer Group PLC ................. 1,446,750 6,498,562
Melrose Industries PLC ..................... 154,193 1,011,856
NatWest Group PLC ....................... 963,066 7,681,291
Next PLC .............................. 39,711 7,008,534
Pearson PLC ........................... 290,172 4,282,058
Plus500 Ltd. ............................ 175,235 10,644,408
Reckitt Benckiser Group PLC ................. 19,693 1,253,037
RELX PLC ............................. 22,348 814,950
Rio Tinto PLC ........................... 99,666 10,040,004
Rolls-Royce Holdings PLC .................. 958,944 15,430,902
Sage Group PLC (The) ..................... 830,730 9,907,817
Serco Group PLC ........................ 278,569 1,066,682
Shell PLC .............................. 504,952 22,798,912
Standard Chartered PLC .................... 153,635 3,912,288
Tesco PLC ............................. 2,027,412 13,298,797
TUI AG ............................... 921,115 6,854,731
Unilever PLC ........................... 115,552 6,738,429
Vodafone Group PLC ...................... 9,001,276 14,322,342
Wise PLC, Class A
(a)
....................... 287,400 4,110,202
WPP PLC .............................. 103,995 376,521
427,817,513
a
United States  — 0.1%
Samsonite Group SA
(b)
..................... 1,071,600 1,962,238
a
Total Common Stocks — 98.9%
(Cost: $2,565,749,573) ............................... 3,379,542,201
a
Preferred Stocks
Germany  — 0.2%
Dr Ing hc F Porsche AG, Preference Shares, NVS
(c)
.. 110,362 5,359,284
a
Total Preferred Stocks — 0.2%
(Cost: $8,023,440) .................................. 5,359,284
a
Rights
Switzerland  — 0.0%
SGS SA (Expires 12/31/26)
(a)(d)
................ 38,671 158,376
a
Total Rights — 0.0%
(Cost: $156,731) ................................... 158,376
Security Shares Value
a
Warrants
Canada  — 0.0%
Constellation Software Inc., (Issued 08/29/23,1 Share
for 1 Warrant, Expires 03/31/40, Strike Price CAD
11.50)
(a)(d)
............................ 1,793 $ —
a
Total Warrants — 0.0%
(Cost: $–) ........................................ —
a
Total Long-Term Investments — 99.1%
(Cost: $2,573,929,744) ............................... 3,385,059,861
a
Short-Term Securities
Money Market Funds  —  0.6%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.83%
(e)(f)(g)
...................... 20,250,828 20,256,903
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.61%
(e)(f)
............................. 526,971 526,971
a
Total Short-Term Securities — 0.6%
(Cost: $20,783,280) ................................. 20,783,874
Total Investments —  99.7%
(Cost: $2,594,713,024) ............................... 3,405,843,735
Other Assets Less Liabilities — 0.3% ...................... 9,844,126
Net Assets — 100.0% ................................. $ 3,415,687,861
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares
Held at
04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 11,500,188  $ 8,758,653
(a)
$ —  $ (2,244) $ 306  $ 20,256,903  20,250,828  $ 49,529
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 330,000  196,971
(a)
—  —  —  526,971  526,971  19,672  —
$ —  $ (2,244) $ 306
$ 20,783,874
$ 69,201  $ —

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
International Equity Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ........................................................................ 32 06/11/26 $ 7,685 $ 191,161
SPI 200 Index ....................................................................... 30 06/18/26 4,680 (23,168)
Euro STOXX 50 Index ................................................................. 148 06/19/26 10,144 362,760
FTSE 100 Index ..................................................................... 54 06/19/26 7,637 105,578
$ 636,331
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 501,304,089  $ 2,878,238,112  $ —  $ 3,379,542,201
Preferred Stocks ......................................... —  5,359,284  —  5,359,284
Rights ................................................ —  —  158,376  158,376
Warrants .............................................. —  —  —  —
Short-Term Securities
Money Market Funds ...................................... 20,783,874  —  —  20,783,874
$ 522,087,963  $ 2,883,597,396  $ 158,376  $ 3,405,843,735
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 659,499  $ —  $ —  $ 659,499
Liabilities
Equity Contracts ........................................... (23,168) —  —  (23,168)
$ 636,331  $ —  $ —  $ 636,331
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
International Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026

Schedule of Investments
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust